COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021	$ 161,062
2022	163,158
2023	165,254
2024	27,601
Total	517,075
Rent expense	$ 136,281	$ 172,621